Long-Term Debt (Tables) - Southland Holdings Llc [Member]	12 Months Ended
Dec. 31, 2021
Schedule of long term debt and credit facilities

	As of
(Amounts in thousands)	December 31, 2021	December 31, 2020
Secured notes	$215,622	$159,418
Mortgage notes	1,089	2,038
Revolving credit facility	20,000	35,000
Equipment notes	540	2,627
Total debt	237,251	199,083
Unamortized deferred financing costs	(321)	(746)
Total debt, net	236,930	198,337
Current portion	41,333	35,652
Total long-term debt	$195,597	$162,685

Schedule of maturities of long term debt

Year Ended
(Amounts in thousands)	December 31,
2022	$41,333
2023	64,574
2024	42,459
2025	49,242
2026	26,010
Thereafter	13,312
Total	$236,930